Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Disclosure of Maturity Analysis for Derivative Financial Liabilities
The following table summarizes the maturity profile of the Company’s financial liabilities:

(in millions)	Carrying Value	Contractual Cash Flows	1 Year or Less	2 to 5 Years	Greater than 5 Years
December 31, 2024
Loans and borrowings	$1,806	$1,967	$755	$416	$796
Lease obligations	514	666	110	206	350
Derivative liabilities	62	62	54	8	—
Trade payables and other liabilities	1,353	1,353	1,112	222	19
Total	$3,735	$4,048	$2,031	$852	$1,165
December 31, 2025
Loans and borrowings	$1,151	$1,302	$101	$350	$851
Lease obligations	556	715	91	225	399
Derivative liabilities	37	37	28	9	—
Trade payables and other liabilities	1,540	1,540	1,321	208	11
Total	$3,284	$3,594	$1,541	$792	$1,261

Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets / Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2024
Assets:
Cash equivalents(1)	$1,174	$1,174	$—	$—
Investments in equity securities(2)	$25	$—	$—	$25
Investments in marketable securities(3)	$2,033	$537	$1,496	$—
Derivatives(4)	$68	$—	$68	$—

Liabilities:
Derivatives(4)	$62	$—	$62	$—

December 31, 2025
Assets:
Cash equivalents(1)	$1,331	$1,331	$—	$—
Investments in equity securities(2)	$101	$—	$—	$101
Investments in marketable securities(3)	$2,181	$565	$1,616	$—
Derivatives(4)	$161	$—	$161	$—

Liabilities:
Derivatives(4)	$37	$—	$37	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and non-current receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Consists of investments in marketable debt securities such as government, agency, and corporate bonds. Included in current and non-current marketable securities on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity swaps. Included in other current and non-current financial assets and liabilities on the Company’s consolidated statements of financial position.
Schedule of Disclosure of Financial Assets
The following shows the carrying and fair values of the Company’s financial liabilities at amortized cost (“FLAC”) not recorded at fair value on a recurring basis. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

(in millions)		December 31, 2025		December 31, 2024
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	$1,151	$1,156	$1,806	$1,736
Total		$1,151	$1,156	$1,806	$1,736